Commitments and contingencies - Additional information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) m³
Disclosure of other provisions [line items]
Upfront Investment | $	$ 118,000
Settlement of liabilities on behalf of entity by related party, related party transactions | $	$ 16,378
Oleoductos del Valle S.A [Member]
Disclosure of other provisions [line items]
Number of cubic meter per day | m³	50,000
Vista Argentina [Member]
Disclosure of other provisions [line items]
Number of cubic meter per day | m³	5,010